LEASE	12 Months Ended
Aug. 31, 2024
Lease liabilities [abstract]
LEASE [Text Block]

7. LEASE

The Company recognizes lease liabilities and a right of use asset in relation to leases.  The right to use asset is recorded in Property, equipment and other and is in relation to an office lease.  The office lease was extended for five years during 2023.  Lease payments due for leases with terms less than one year total $23 (2023 - $31).

The following table summarizes the Company's lease liabilities:

As at	August 31, 2024	August 31, 2023

Balance, beginning of year	$365	$125
Additions	-	312
Accretion of interest	40	20
Payments	(88)	(88)
Foreign Exchange	1	(3)
Balance, End of year	$318	$365

Current (included in Accounts Payable)	55	48
Non-current	263	317
Balance, End of year	318	365